Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of Geographical Information

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2020
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$304,450	$69,874	$7,117,287	$7,491,611
Property and equipment	2,982,496	203,258	-	3,185,754
Patents and licenses	-	438,677	-	438,677
Right of use asset	289,542	231,144	-	520,686
Total Assets	$3,576,488	$942,953	$7,117,287	$11,636,728

Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$1,182,054	$5,495,161	$1,460,783	$8,137,998
Research and development	3,269,873	1,447,729	1,916,715	6,634,317
Interest expense	20,181	24,474	893,248	937,903
Credit loss on receivable from the sale of discontinued operation	-	-	2,500,000	2,500,000
Other income, including interest	-	-	(41,148)	(41,148)

Net loss	$(4,472,108)	$(6,967,364)	$(6,729,598)	$(18,169,070)

	2019
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$86,849	$22,523	$20,150,022	$20,259,394
Property and equipment	3,055,906	87,154	-	3,143,060
Patents and licenses	-	452,384	-	452,384
Right of use asset	222,517	-	-	222,517

Total Assets	$3,365,272	$562,061	$20,150,022	$24,077,355

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$217,416	$5,126,260	$1,353,711	$6,697,387
Research and development	218,900	107,161	1,757,754	2,083,815
Impairment of long lived assets	-	-	1,764,459	1,764,459
Interest expense	4,705	-	815,206	819,911
Amortization of debt issuance costs	-	-	372,340	372,340
Other income, including interest	-	-	(10,540)	(10,540)
Income tax recovery	-	(292,740)	-	(292,740)

Net loss from continuing operations	(441,021)	(4,940,681)	(6,052,930)	(11,434,632)
Income from discontinued operations, net of taxes	5,481,757	-	-	5,481,757

Net income (loss)	$5,040,736	$(4,940,681)	$(6,052,930)	$(5,952,875)

	2018
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$4,283,008	$302,405	$2,302,851	$6,888,264
Property and equipment	9,136,694	162,819	-	9,299,513
Patents and licenses	18,464	448,250	-	466,714
Goodwill and intangible assets	6,718,953	1,764,459	-	8,483,412

Total Assets	$20,157,119	$2,677,933	$2,302,851	$25,137,903

Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$-	$5,169,619	$1,004,256	$6,173,875
Research and development	-	1,715,154	547,322	2,262,476
Other income, including interest	-	-	(14,234)	(14,234)

Net loss from continuing operations	-	(6,884,773)	(1,537,344)	(8,422,117)
Loss from discontinued operations, net of taxes	(7,900,662)	-	-	(7,900,662)

Net loss	$(7,900,662)	$(6,884,773)	$(1,537,344)	$(16,322,779)